PREPAID AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
PREPAID AND OTHER CURRENT ASSETS
Schedule of prepaid and other current assets

	As of
	December 31, 2022	June 30, 2023
	$	$
		Unaudited
Receivables for third-party acquisitions (Note i)	6,000	4,000
Prepayments to suppliers	103	208
Loans to third parties	6	6
Others	10	16
Total	6,119	4,230